Inventory (Tables)	12 Months Ended
Dec. 31, 2014
Inventory

Inventory consisted of the following:

	December 31,
	2013	2014
Raw materials and work in progress	$3,310,501	$1,272,379
Finished goods and merchandise goods	13,336,559	11,509,362

	$16,647,060	$12,781,741